Components of Inventories (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 481	$ 453
Work in process	296	294
Finished product	998	869
Inventories	$ 1,775	$ 1,616